Capital structure and financial items - Share capital, Treasury shares and other reserves - Specification of Other reserves (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reserves Within Equity [Roll Forward]
Balance at the beginning of the year	kr 143,486	kr 106,561	kr 83,486
Other comprehensive income, net	(263)	(1,901)	(1,160)
Transferred to intangible assets		(900)
Balance at the end of the year	194,047	143,486	106,561
Transfer of cash flow hedge reserve to intangible assets (note 4.3)		900
Other reserves
Disclosure Of Reserves Within Equity [Roll Forward]
Balance at the beginning of the year	(1,406)	1,276	2,449
Other comprehensive income, net	(289)	(1,782)	(1,173)
Transferred to intangible assets		(900)
Balance at the end of the year	(1,695)	(1,406)	1,276
Transfer of cash flow hedge reserve to intangible assets (note 4.3)		900
Other reserves | Exchange rate adjustments
Disclosure Of Reserves Within Equity [Roll Forward]
Balance at the beginning of the year	3,077	(19)	1,385
Other comprehensive income, net	(7,759)	3,096	(1,404)
Transferred to intangible assets		0
Balance at the end of the year	(4,682)	3,077	(19)
Transfer of cash flow hedge reserve to intangible assets (note 4.3)		0
Other reserves | Cash flow hedges
Disclosure Of Reserves Within Equity [Roll Forward]
Balance at the beginning of the year	(5,763)	1,612	1,026
Other comprehensive income, net	10,102	(6,221)	586
Transferred to intangible assets		(1,154)
Balance at the end of the year	4,339	(5,763)	1,612
Transfer of cash flow hedge reserve to intangible assets (note 4.3)		1,154
Other reserves | Tax and other items
Disclosure Of Reserves Within Equity [Roll Forward]
Balance at the beginning of the year	1,280	(317)	38
Other comprehensive income, net	(2,632)	1,343	(355)
Transferred to intangible assets		254
Balance at the end of the year	kr (1,352)	1,280	kr (317)
Transfer of cash flow hedge reserve to intangible assets (note 4.3)		kr (254)